Leases-Summary of Maturities of Lease Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Apr. 01, 2019
Operating Leases [Abstract]
2021	¥ 76,469
2022	69,606
2023	55,648
2024	40,303
2025	30,664
Later fiscal years	152,275
Total lease payments	424,965
Less imputed interest	41,187
Total	383,778	¥ 341,251
Finance Leases [Abstract]
2021	10,213
2022	7,323
2023	5,990
2024	4,689
2025	3,163
Later fiscal years	23,088
Total lease payments	54,466
Less imputed interest	15,383
Total	¥ 39,083